NET INCOME/LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income/Loss Per Share
Anti-dilutive shares that were excluded from the calculation of diluted net income (loss) per share	68,978
Anti-dilutive shares that were included in the calculation of diluted net income (loss) per share		329,166	476,960